Supplement to the

Fidelity® Fund Class K (FFDKX) and Fidelity Growth Discovery Fund Class K (FGDKX)

Funds of Fidelity Hastings Street Trust

STATEMENT OF ADDITIONAL INFORMATION

August 29, 2013

The following information replaces similar information found in the "Management Contracts" section on page 39.

The group fee rate is based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts. For this purpose, the monthly average net assets of any registered investment companies with which FMR previously had management contracts but that currently have management contracts with Fidelity SelectCo, LLC are included.

K-COM6B-13-01  September 10, 2013
1.918660.103

Supplement to the

Fidelity® Fifty® (FFTYX), Fidelity Fund (FFIDX), Fidelity Growth Discovery Fund (FDSVX),
and Fidelity Mega Cap Stock Fund (FGRTX)

Fidelity Fund is a Class of shares of Fidelity Fund;
Fidelity Growth Discovery Fund is a Class of shares of Fidelity Growth Discovery Fund;
and Fidelity Mega Cap Stock Fund is a Class of shares of Fidelity Mega Cap Stock Fund

Funds of Fidelity Hastings Street Trust

STATEMENT OF ADDITIONAL INFORMATION

August 29, 2013

The following information replaces similar information found in the "Management Contracts" section on page 41.

The group fee rate is based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts. For this purpose, the monthly average net assets of any registered investment companies with which FMR previously had management contracts but that currently have management contracts with Fidelity SelectCo, LLC are included.

HSTB-13-01  September 10, 2013
1.798959.115

Supplement to the

Fidelity Advisor® Mega Cap Stock Fund

Class A (FGTAX), Class T (FTGRX), Class B (FGRBX), Class C (FGRCX), and Institutional Class (FTRIX)

Classes of shares of Fidelity® Mega Cap Stock Fund

A Fund of Fidelity Hastings Street Trust

August 29, 2013

The following information replaces similar information found in the "Management Contract" section beginning on page 36.

The group fee rate is based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts. For this purpose, the monthly average net assets of any registered investment companies with which FMR previously had management contracts but that currently have management contracts with Fidelity SelectCo, LLC are included.

AGII-AGIIIB-13-02  September 10, 2013
1.881212.106